PRINCIPAL ACTIVITIES AND ORGANIZATION (Schedule of Subsidiaries, VIE and VIE's Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2014
NQ HK [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 26, 2010	[1]
Place of Incorporation	Hong Kong	[1]
Relationship	Wholly-owned subsidiary	[1]
Principal Activities	Consumer mobile security services in overseas markets	[1]
Former registered name	NetQin International Ltd.
Date to change former registered name	Aug. 01, 2012
NQ US [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Nov. 05, 2010	[2]
Place of Incorporation	United States	[2]
Relationship	Wholly-owned subsidiary	[2]
Principal Activities	Consumer mobile value added services and advertising services in US and overseas markets.	[2]
Former registered name	NetQin US Inc.
Date to change former registered name	Dec. 14, 2011
NQ Beijing [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	May 15, 2007
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary
Principal Activities	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ Tongzhou [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jan. 05, 2013
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary
Principal Activities	Software design and development for computer and mobile devices and other technology consulting services
Best Partners [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Sep. 06, 2013
Place of Incorporation	Cayman Islands
Relationship	Wholly-owned subsidiary of FL Mobile Inc.
Principal Activities	Mobile advertising services
Wanpu Beijing [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Sep. 06, 2013
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of Best Partners
Principal Activities	Advertising services based on mobile internet platform in the PRC
NQ Japan [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Aug. 12, 2013
Place of Incorporation	Japan
Relationship	85%-owned subsidiary
Principal Activities	Consumer mobile security services, mobile games, internet advertising and sale of enterprise mobility products in Japan
NQ Yizhuang [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Sep. 29, 2014
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary
Principal Activities	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jan. 21, 2013
Place of Incorporation	Cayman Islands
Relationship	95.06%-owned subsidiary
Principal Activities	Mobile advertising and mobile games services
FL Beijing [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 03, 2013
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of FL Mobile Hong Kong Limited.
Principal Activities	Mobile advertising and mobile games services
Beijing Technology [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 21, 2005
Place of Incorporation	The PRC
Relationship	VIE of NQ Beijing
Principal Activities	Consumer mobile security services in PRC market and research and development
Wanpu Century [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Sep. 06, 2013
Place of Incorporation	The PRC
Relationship	VIE of Wanpu Beijing
Principal Activities	Advertising services based on mobile internet platform in the PRC
Tianjin Qingyun [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Feb. 21, 2012
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of Beijing Technology
Principal Activities	Financial management services
NationSky [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	May 11, 2012
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of Beijing Technology
Principal Activities	Enterprise mobility services
FL Mobile [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Nov. 30, 2012
Place of Incorporation	The PRC
Relationship	VIE of FL Beijing
Principal Activities	Mobile games and advertising
Fanyue [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Mar. 21, 2013
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of FL Mobile
Principal Activities	Off-line user acquisition services
Beijing Trustek [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jan. 10, 2014
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of Beijing Technology
Principal Activities	Enterprise mobility solutions and services
Huayong [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jan. 31, 2014
Place of Incorporation	The PRC
Relationship	68%-owned subsidiary of Beijing Technology
Principal Activities	Research and development of live wallpapers
Showself [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	May 15, 2014
Place of Incorporation	The PRC
Relationship	65%-owned subsidiary of Beijing Technology
Principal Activities	Development and operation of live mobile social video platform
Yipai [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	May 15, 2014
Place of Incorporation	The PRC
Relationship	70%-owned subsidiary of Beijing Technology
Principal Activities	Mobile intelligent interactive advertising services
Tianya [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Sep. 24, 2013
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of Beijing Technology
Principal Activities	Mobile healthcare application developments and search engine marketing in healthcare industry
Ruifeng [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 15, 2013
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of Beijing Technology
Principal Activities	Enterprise mobility system development and iOS training program
Yinlong [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Nov. 11, 2013
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of Beijing Technology
Principal Activities	Mobile music search, matching and recognition software services

[1]	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
[2]	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.